Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 1,984,000	$ 1,394,000
Accumulated depreciation	(376,000)	(270,000)
Premises and equipment, net	1,608,000	1,124,000
Operating Leases [Abstract]
Term of new lease	10 years
Renewal option	5 years
Minimum Rental Commitments [Abstract]
2013	53,000
2014	53,000
2015	53,000
2016	58,000
2017	58,000
Thereafter	250,000
Total minimum rental commitments	525,000
607-609 Lakeside Drive Office [Member]
Operating Leases [Abstract]
Rent expense	8,000	33,000
501 Knowles Avenue [Member]
Operating Leases [Abstract]
Rent expense	33,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	208,000	208,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	883,000	817,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	346,000	39,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 547,000	$ 330,000